Property, Plant and Equipment (Tables)	12 Months Ended
Sep. 30, 2013
Property, Plant and Equipment [Abstract]
Schedule Of Future Aggregate Minimum Lease Payments Under Operating Leases
Future aggregate minimum lease payments under operating leases that have initial or remaining noncancelable lease terms in excess of one year as of September 30, 2013, are:

(Dollars in thousands)
Years ending September 30:
2014	$4,994
2015	4,219
2016	2,519
2017	1,472
2018 and thereafter	1,749
Total	$14,953